Non-controlling Interests - Summary of Non-controlling Interests in Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Oyu Tolgoi [member]
Disclosure of subsidiaries [line items]
Interest on investments in subsidiary on behalf of noncontrolling interest, adjustment to LIBOR interest rate basis	6.50%